UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS

The Annual Report to Stockholders is filed herewith.

BrandywineGLOBAL - Flexible Bond Fund
Class A [LFLAX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$96	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class A shares of BrandywineGLOBAL - Flexible Bond Fund returned 2.75%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
High-yield corporate credit was the top contributor. U.S. investment-grade corporate credit also contributed to a lesser extent. The portfolio’s lower spread duration profile helped as there was interest-rate volatility.

↑	Credit risk transfer securities (prime residential mortgage-backed securities) also contributed as investments in floating-rate instruments protected against higher and volatile rates.
↑
Egyptian treasury bill exposure as yield premiums remained attractive for most of the period given elevated inflation and rates. Structural reforms within Egypt helped alleviate concerns over the country’s large fiscal deficit and its sustainability.

Top detractors from performance:
↓
Developed market duration was the top detractor, specifically U.K. Gilts and U.S. Treasuries. While the portfolio dynamically adjusted duration throughout the year and remained underweight the market after the third quarter, the sharp rise in yields meant any exposure to duration detracted from performance.

↓
Select emerging market local currency sovereign bonds (Mexico, Brazil, Colombia). Most emerging markets underperformed during the year due to a strengthening dollar, higher U.S. Treasury yields, and policy uncertainty.

↓
Overweight position to the Australian dollar. Weaker export demand from China weighed significantly on the currency. A strong U.S. dollar as well as widening interest rate differential between Australia and the U.S. further pressured the currency.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards for hedging and alpha purposes, which detracted from performance. Bond futures used for duration management, hedging, and alpha source, also detracted. While interest rate futures, equity futures, and swaps were used for duration management, hedging, and alpha source, which in aggregate minimally contributed to performance.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 1	7207-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,575 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2016 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/31/2016)
Class A	2.75	2.93	4.05
Class A (with sales charge)	-1.10	2.04	3.52
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.11
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
Effective July 6, 2020, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$519,001,627
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$2,742,937
Portfolio Turnover Rate	82%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 2	7207-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 3	7207-ATSR-0225

BrandywineGLOBAL - Flexible Bond Fund
Class C [LFLCX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$171	1.69%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class C shares of BrandywineGLOBAL - Flexible Bond Fund returned 1.89%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
High-yield corporate credit was the top contributor. U.S. investment-grade corporate credit also contributed to a lesser extent. The portfolio’s lower spread duration profile helped as there was interest-rate volatility.

↑	Credit risk transfer securities (prime residential mortgage-backed securities) also contributed as investments in floating-rate instruments protected against higher and volatile rates.
↑
Egyptian treasury bill exposure as yield premiums remained attractive for most of the period given elevated inflation and rates. Structural reforms within Egypt helped alleviate concerns over the country’s large fiscal deficit and its sustainability.

Top detractors from performance:
↓
Developed market duration was the top detractor, specifically U.K. Gilts and U.S. Treasuries. While the portfolio dynamically adjusted duration throughout the year and remained underweight the market after the third quarter, the sharp rise in yields meant any exposure to duration detracted from performance.

↓
Select emerging market local currency sovereign bonds (Mexico, Brazil, Colombia). Most emerging markets underperformed during the year due to a strengthening dollar, higher U.S. Treasury yields, and policy uncertainty.

↓
Overweight position to the Australian dollar. Weaker export demand from China weighed significantly on the currency. A strong U.S. dollar as well as widening interest rate differential between Australia and the U.S. further pressured the currency.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards for hedging and alpha purposes, which detracted from performance. Bond futures used for duration management, hedging, and alpha source, also detracted. While interest rate futures, equity futures, and swaps were used for duration management, hedging, and alpha source, which in aggregate minimally contributed to performance.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 1	7996-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 9/30/2021 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	Since Inception (9/30/2021)
Class C	1.89	-0.97
Class C (with sales charge)	0.95	-0.97
Bloomberg U.S. Aggregate Index	1.25	-2.22
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 6, 2020, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$519,001,627
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$2,742,937
Portfolio Turnover Rate	82%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 2	7996-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 3	7996-ATSR-0225

BrandywineGLOBAL - Flexible Bond Fund
Class I [LFLIX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$76	0.75%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of BrandywineGLOBAL - Flexible Bond Fund returned 2.94%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
High-yield corporate credit was the top contributor. U.S. investment-grade corporate credit also contributed to a lesser extent. The portfolio’s lower spread duration profile helped as there was interest-rate volatility.

↑	Credit risk transfer securities (prime residential mortgage-backed securities) also contributed as investments in floating-rate instruments protected against higher and volatile rates.
↑
Egyptian treasury bill exposure as yield premiums remained attractive for most of the period given elevated inflation and rates. Structural reforms within Egypt helped alleviate concerns over the country’s large fiscal deficit and its sustainability.

Top detractors from performance:
↓
Developed market duration was the top detractor, specifically U.K. Gilts and U.S. Treasuries. While the portfolio dynamically adjusted duration throughout the year and remained underweight the market after the third quarter, the sharp rise in yields meant any exposure to duration detracted from performance.

↓
Select emerging market local currency sovereign bonds (Mexico, Brazil, Colombia). Most emerging markets underperformed during the year due to a strengthening dollar, higher U.S. Treasury yields, and policy uncertainty.

↓
Overweight position to the Australian dollar. Weaker export demand from China weighed significantly on the currency. A strong U.S. dollar as well as widening interest rate differential between Australia and the U.S. further pressured the currency.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards for hedging and alpha purposes, which detracted from performance. Bond futures used for duration management, hedging, and alpha source, also detracted. While interest rate futures, equity futures, and swaps were used for duration management, hedging, and alpha source, which in aggregate minimally contributed to performance.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 1	7208-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 5/31/2016 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/31/2016)
Class I	2.94	3.15	4.31
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.11
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 6, 2020, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$519,001,627
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$2,742,937
Portfolio Turnover Rate	82%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 2	7208-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 3	7208-ATSR-0225

BrandywineGLOBAL - Flexible Bond Fund
Class IS [LFLSX]
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about BrandywineGLOBAL - Flexible Bond Fund for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$65	0.64%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class IS shares of BrandywineGLOBAL - Flexible Bond Fund returned 2.94%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
High-yield corporate credit was the top contributor. U.S. investment-grade corporate credit also contributed to a lesser extent. The portfolio’s lower spread duration profile helped as there was interest-rate volatility.

↑	Credit risk transfer securities (prime residential mortgage-backed securities) also contributed as investments in floating-rate instruments protected against higher and volatile rates.
↑
Egyptian treasury bill exposure as yield premiums remained attractive for most of the period given elevated inflation and rates. Structural reforms within Egypt helped alleviate concerns over the country’s large fiscal deficit and its sustainability.

Top detractors from performance:
↓
Developed market duration was the top detractor, specifically U.K. Gilts and U.S. Treasuries. While the portfolio dynamically adjusted duration throughout the year and remained underweight the market after the third quarter, the sharp rise in yields meant any exposure to duration detracted from performance.

↓
Select emerging market local currency sovereign bonds (Mexico, Brazil, Colombia). Most emerging markets underperformed during the year due to a strengthening dollar, higher U.S. Treasury yields, and policy uncertainty.

↓
Overweight position to the Australian dollar. Weaker export demand from China weighed significantly on the currency. A strong U.S. dollar as well as widening interest rate differential between Australia and the U.S. further pressured the currency.

Use of derivatives and the impact on performance:
The Fund utilized foreign exchange forwards for hedging and alpha purposes, which detracted from performance. Bond futures used for duration management, hedging, and alpha source, also detracted. While interest rate futures, equity futures, and swaps were used for duration management, hedging, and alpha source, which in aggregate minimally contributed to performance.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 1	7209-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class IS	2.94	3.24	4.10
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund acquired the assets and liabilities of an unregistered private fund on May 31, 2016. Performance shown for the period prior to May 31, 2016, is the performance of the predecessor Fund. If the predecessor Fund had been subject to regulatory restrictions applicable to registered funds, its performance might have been adversely affected.
Effective July 6, 2020, the Fund changed its name and adopted the Fund’s current investment strategy.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$519,001,627
Total Number of Portfolio Holdings*	201
Total Management Fee Paid	$2,742,937
Portfolio Turnover Rate	82%
*	Does not include derivatives, except purchased options, if any.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 2	7209-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
BrandywineGLOBAL - Flexible Bond Fund	PAGE 3	7209-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $210,621 in December 31, 2023 and $139,436 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $53,000 in December 31, 2023 and $32,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2023 and $0 in December 31, 2024, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason Global Asset Management Trust.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Global Asset Management Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Global Asset Management Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Global Asset Management Trust during the reporting period were $752,124 in December 31, 2023 and $762,983 in December 31, 2024.

(h) Yes. Legg Mason Global Asset Management Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Global Asset Management Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

BrandywineGLOBAL —
Flexible Bond Fund
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 57.9%
Communication Services — 3.4%
Diversified Telecommunication Services — 2.5%
Consolidated Communications Inc., Senior Secured Notes	5.000%	10/1/28	1,065,000	$992,299 (a)
EchoStar Corp., Senior Secured Notes	10.750%	11/30/29	9,661,400	10,399,149
EchoStar Corp., Senior Secured Notes (6.750% Cash or 6.750% PIK)	6.750%	11/30/30	1,839,839	1,671,252 (b)
Total Diversified Telecommunication Services				13,062,700
Media — 0.6%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	2,140,000	1,831,786
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	250,000	116,557
Nexstar Media Inc., Senior Notes	4.750%	11/1/28	710,000	662,800 (a)
Univision Communications Inc., Senior Secured Notes	6.625%	6/1/27	600,000	598,288 (a)
Total Media				3,209,431
Wireless Telecommunication Services — 0.3%
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,495,000	1,287,297 (a)

Total Communication Services				17,559,428
Consumer Discretionary — 6.3%
Hotels, Restaurants & Leisure — 4.4%
Affinity Interactive, Senior Secured Notes	6.875%	12/15/27	5,110,000	3,840,602 (a)
Allwyn Entertainment Financing UK PLC, Senior Secured Notes	7.875%	4/30/29	1,650,000	1,702,132 (a)
Grupo Posadas SAB de CV, Senior Secured Notes, Step bond (7.000% PIK to 12/30/25 then 8.000% Cash)	7.000%	12/30/27	3,780,000	3,443,133 (b)(c)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,683,000	1,659,526 (a)
MGM Resorts International, Senior Notes	6.125%	9/15/29	2,720,000	2,718,678
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	5,460,000	5,437,992 (a)
Studio City Co. Ltd., Senior Secured Notes	7.000%	2/15/27	880,000	887,523 (a)
Studio City Finance Ltd., Senior Notes	6.000%	7/15/25	2,611,000	2,610,303 (c)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	745,000	725,621 (a)
Total Hotels, Restaurants & Leisure				23,025,510
Specialty Retail — 0.8%
Victra Holdings LLC/Victra Finance Corp., Senior Secured Notes	8.750%	9/15/29	4,000,000	4,201,556 (a)
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Textiles, Apparel & Luxury Goods — 1.1%
S&S Holdings LLC, Senior Secured Notes	8.375%	10/1/31	3,190,000	$3,228,251 (a)
Saks Global Enterprises LLC, Senior Secured Notes	11.000%	12/15/29	2,380,000	2,294,356 (a)
Total Textiles, Apparel & Luxury Goods				5,522,607

Total Consumer Discretionary				32,749,673
Consumer Staples — 1.5%
Consumer Staples Distribution & Retail — 0.5%
Walgreens Boots Alliance Inc., Senior Notes	8.125%	8/15/29	1,310,000	1,298,296
Walgreens Boots Alliance Inc., Senior Notes	3.200%	4/15/30	1,620,000	1,303,214
Total Consumer Staples Distribution & Retail				2,601,510
Food Products — 0.7%
Minerva Luxembourg SA, Senior Notes	4.375%	3/18/31	355,000	298,171 (a)
Minerva Luxembourg SA, Senior Notes	8.875%	9/13/33	1,180,000	1,225,400 (a)
Pilgrim’s Pride Corp., Senior Notes	4.250%	4/15/31	2,400,000	2,210,581
Total Food Products				3,734,152
Tobacco — 0.3%
Turning Point Brands Inc., Senior Secured Notes	5.625%	2/15/26	1,570,000	1,563,360 (a)

Total Consumer Staples				7,899,022
Energy — 16.9%
Energy Equipment & Services — 0.9%
Transocean Titan Financing Ltd., Senior Secured Notes	8.375%	2/1/28	1,500,000	1,532,140 (a)
Yinson Boronia Production BV, Senior Secured Notes	8.947%	7/31/42	2,880,000	3,008,052 (a)
Total Energy Equipment & Services				4,540,192
Oil, Gas & Consumable Fuels — 16.0%
Baytex Energy Corp., Senior Notes	8.500%	4/30/30	3,210,000	3,282,841 (a)
Civitas Resources Inc., Senior Notes	8.375%	7/1/28	1,740,000	1,809,284 (a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,480,000	2,294,725
Ecopetrol SA, Senior Notes	7.750%	2/1/32	3,080,000	2,991,431
Ecopetrol SA, Senior Notes	8.875%	1/13/33	590,000	601,663
Energean Israel Finance Ltd., Senior Secured Notes	4.875%	3/30/26	2,765,000	2,712,534 (c)
Energean Israel Finance Ltd., Senior Secured Notes	5.375%	3/30/28	4,620,000	4,290,825 (c)
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	2,160,000	$2,166,290 (d)(e)
Energy Transfer LP, Senior Notes	5.600%	9/1/34	3,270,000	3,269,270
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.000%	5/15/33	990,000	969,766
Geopark Ltd., Senior Notes	5.500%	1/17/27	3,550,000	3,408,612 (a)
Kraken Oil & Gas Partners LLC, Senior Notes	7.625%	8/15/29	580,000	558,801 (a)
Leviathan Bond Ltd., Senior Secured Notes	6.125%	6/30/25	3,680,000	3,661,637 (c)
Leviathan Bond Ltd., Senior Secured Notes	6.500%	6/30/27	4,370,000	4,238,571 (c)
Leviathan Bond Ltd., Senior Secured Notes	6.750%	6/30/30	1,075,000	1,019,658 (c)
NFE Financing LLC, Senior Secured Notes	12.000%	11/15/29	5,689,212	5,982,033 (a)
OHI Group SA, Senior Secured Notes	13.000%	7/22/29	1,700,000	1,701,904 (a)
Permian Resources Operating LLC, Senior Notes	8.000%	4/15/27	2,400,000	2,452,532 (a)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	995,000	982,970 (a)
Petroleos Mexicanos, Senior Notes	5.350%	2/12/28	15,240,000	13,940,460
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	5.700%	9/15/34	2,510,000	2,506,598
Raizen Fuels Finance SA, Senior Notes	5.700%	1/17/35	1,510,000	1,399,015 (a)
SM Energy Co., Senior Notes	6.625%	1/15/27	1,690,000	1,689,530
Talos Production Inc., Secured Notes	9.000%	2/1/29	510,000	523,723 (a)
Talos Production Inc., Secured Notes	9.375%	2/1/31	800,000	816,320 (a)
Teine Energy Ltd., Senior Notes	6.875%	4/15/29	3,100,000	3,025,166 (a)
Transportadora de Gas del Sur SA, Senior Notes	8.500%	7/24/31	1,570,000	1,640,149 (a)
Tullow Oil PLC, Senior Notes	7.000%	3/1/25	660,000	558,179 (a)
Wildfire Intermediate Holdings LLC, Senior Notes	7.500%	10/15/29	2,851,000	2,750,430 (a)
YPF SA, Senior Notes	8.500%	7/28/25	2,665,000	2,700,455 (c)
YPF SA, Senior Secured Notes	9.000%	2/12/26	1,246,154	1,261,720 (c)
YPF SA, Senior Secured Notes	9.500%	1/17/31	1,970,000	2,108,903 (a)
Total Oil, Gas & Consumable Fuels				83,315,995

Total Energy				87,856,187
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 14.8%
Banks — 2.6%
Banco Mercantil del Norte SA, Junior Subordinated Notes (5.875% to 1/24/27 then 5 year Treasury Constant Maturity Rate + 4.643%)	5.875%	1/24/27	1,660,000	$1,585,943 (a)(d)(e)
Bank of Nova Scotia, Junior Subordinated Notes (4.900% to 6/4/25 then 5 year Treasury Constant Maturity Rate + 4.551%)	4.900%	6/4/25	4,115,000	4,082,470 (d)(e)
PNC Financial Services Group Inc., Junior Subordinated Notes (5.000% to 11/1/26 then 3 mo. Term SOFR + 3.562%)	5.000%	11/1/26	1,110,000	1,095,025 (d)(e)
Societe Generale SA, Subordinated Notes	7.367%	1/10/53	2,610,000	2,566,025 (a)
Societe Generale SA, Subordinated Notes (7.132% to 1/19/54 then 1 year Treasury Constant Maturity Rate + 2.950%)	7.132%	1/19/55	3,225,000	3,075,425 (a)(e)
Texas Capital Bancshares Inc., Subordinated Notes (4.000% to 5/6/26 then 5 year Treasury Constant Maturity Rate + 3.150%)	4.000%	5/6/31	1,080,000	1,037,705 (e)
Total Banks				13,442,593
Capital Markets — 5.5%
Antares Holdings LP, Senior Notes	2.750%	1/15/27	645,000	605,043 (a)
Antares Holdings LP, Senior Notes	7.950%	8/11/28	2,640,000	2,768,995 (a)
Ares Capital Corp., Senior Notes	2.875%	6/15/28	300,000	276,684
Bain Capital Specialty Finance Inc., Senior Notes	2.950%	3/10/26	1,105,000	1,072,922
Blue Owl Capital Corp., Senior Notes	2.625%	1/15/27	365,000	344,828
Blue Owl Credit Income Corp., Senior Notes	3.125%	9/23/26	1,300,000	1,247,904
Blue Owl Credit Income Corp., Senior Notes	7.750%	9/16/27	510,000	535,698
Blue Owl Finance LLC, Senior Notes	3.125%	6/10/31	1,035,000	908,224
Blue Owl Technology Finance Corp., Senior Notes	3.750%	6/17/26	835,000	808,222 (a)
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 6/1/26 then 5 year Treasury Constant Maturity Rate + 3.168%)	4.000%	6/1/26	7,390,000	7,156,809 (d)(e)
FS KKR Capital Corp., Senior Notes	3.125%	10/12/28	725,000	656,986
Golub Capital BDC Inc., Senior Notes	6.000%	7/15/29	1,320,000	1,319,571
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Hercules Capital Inc., Senior Notes	2.625%	9/16/26	1,868,000	$1,779,023
Main Street Capital Corp., Senior Notes	3.000%	7/14/26	1,215,000	1,171,878
Main Street Capital Corp., Senior Notes	6.950%	3/1/29	940,000	977,771
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	4,140,000	4,390,856 (a)(e)
XP Inc., Senior Notes	6.750%	7/2/29	2,600,000	2,587,028 (a)
Total Capital Markets				28,608,442
Consumer Finance — 4.1%
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/26 then 5 year Treasury Constant Maturity Rate + 3.868%)	4.700%	5/15/26	2,530,000	2,368,816 (d)(e)
Ally Financial Inc., Junior Subordinated Notes (4.700% to 5/15/28 then 7 year Treasury Constant Maturity Rate + 3.481%)	4.700%	5/15/28	3,165,000	2,773,914 (d)(e)
Credit Acceptance Corp., Senior Notes	9.250%	12/15/28	2,700,000	2,859,095 (a)
Enova International Inc., Senior Notes	9.125%	8/1/29	1,350,000	1,405,458 (a)
goeasy Ltd., Senior Notes	9.250%	12/1/28	4,000,000	4,267,074 (a)
PRA Group Inc., Senior Notes	5.000%	10/1/29	3,040,000	2,783,923 (a)
Synchrony Financial, Subordinated Notes	7.250%	2/2/33	2,460,000	2,540,789
World Acceptance Corp., Senior Notes	7.000%	11/1/26	2,000,000	1,996,797 (a)
Total Consumer Finance				20,995,866
Financial Services — 2.4%
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	1,798,000	1,798,870 (a)
Freedom Mortgage Corp., Senior Notes	7.625%	5/1/26	2,115,000	2,122,954 (a)
Freedom Mortgage Holdings LLC, Senior Notes	9.250%	2/1/29	860,000	888,343 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	3,240,000	3,332,330 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	2,030,000	2,012,544 (a)
United Wholesale Mortgage LLC, Senior Notes	5.750%	6/15/27	2,420,000	2,392,216 (a)
Total Financial Services				12,547,257
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	1,180,000	1,211,924 (a)

Total Financials				76,806,082
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care — 0.8%
Health Care Equipment & Supplies — 0.3%
Embecta Corp., Senior Secured Notes	5.000%	2/15/30	1,440,000	$1,327,706 (a)
Health Care Providers & Services — 0.5%
Prime Healthcare Services Inc., Senior Secured Notes	9.375%	9/1/29	1,765,000	1,718,925 (a)
Star Parent Inc., Senior Secured Notes	9.000%	10/1/30	1,120,000	1,164,632 (a)
Total Health Care Providers & Services				2,883,557

Total Health Care				4,211,263
Industrials — 5.8%
Aerospace & Defense — 0.8%
Boeing Co., Senior Notes	5.805%	5/1/50	4,410,000	4,108,515
Building Products — 0.2%
AmeriTex HoldCo Intermediate LLC, Senior Secured Notes	10.250%	10/15/28	930,000	992,517 (a)
Commercial Services & Supplies — 0.3%
Enviri Corp., Senior Notes	5.750%	7/31/27	1,785,000	1,707,821 (a)
Construction & Engineering — 0.3%
ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Partners Peru S.R.L., Senior Secured Notes	4.050%	4/27/26	1,390,000	1,339,100 (a)
Passenger Airlines — 2.7%
Air Canada, Senior Secured Notes	3.875%	8/15/26	2,030,000	1,973,931 (a)
Air Canada Pass-Through Trust	3.600%	3/15/27	2,698,980	2,628,638 (a)
Air Canada Pass-Through Trust	5.250%	4/1/29	799,147	797,787 (a)
Air Canada Pass-Through Trust	3.300%	1/15/30	277,120	256,897 (a)
Allegiant Travel Co., Senior Secured Notes	7.250%	8/15/27	2,260,000	2,273,930 (a)
AS Mileage Plan IP Ltd., Senior Secured Notes	5.021%	10/20/29	1,415,000	1,379,744 (a)
AS Mileage Plan IP Ltd., Senior Secured Notes	5.308%	10/20/31	1,065,000	1,040,483 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	1,767,500	1,779,913 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	2,000,000	1,997,600
Total Passenger Airlines				14,128,923
Trading Companies & Distributors — 1.3%
Air Lease Corp., Junior Subordinated Notes (4.125% to 12/15/26 then 5 year Treasury Constant Maturity Rate + 3.149%)	4.125%	12/15/26	2,057,000	1,940,703 (d)(e)
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
Aircastle Ltd., Junior Subordinated Notes (5.250% to 9/15/26 then 5 year Treasury Constant Maturity Rate + 4.410%)	5.250%	6/15/26	5,000,000	$4,916,329 (a)(d)(e)
Total Trading Companies & Distributors				6,857,032
Transportation Infrastructure — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, Senior Secured Notes	7.000%	6/30/34	990,000	1,011,038 (a)

Total Industrials				30,144,946
Information Technology — 0.6%
Communications Equipment — 0.6%
Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes	9.000%	9/15/29	840,000	766,125 (a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	2,430,000	2,354,528 (a)

Total Information Technology				3,120,653
Materials — 6.1%
Chemicals — 1.3%
Braskem Idesa SAPI, Senior Secured Notes	7.450%	11/15/29	1,080,000	860,476 (a)
Braskem Idesa SAPI, Senior Secured Notes	6.990%	2/20/32	1,095,000	805,974 (c)
Braskem Netherlands Finance BV, Senior Notes	8.500%	1/12/31	2,310,000	2,317,835 (a)
Braskem Netherlands Finance BV, Senior Notes	8.000%	10/15/34	2,065,000	1,970,940 (a)
Mativ Holdings Inc., Senior Notes	8.000%	10/1/29	855,000	824,603 (a)
Total Chemicals				6,779,828
Containers & Packaging — 0.2%
Graham Packaging Co. Inc., Senior Notes	7.125%	8/15/28	1,030,000	1,020,088 (a)
Metals & Mining — 4.6%
Cleveland-Cliffs Inc., Senior Notes	7.000%	3/15/32	2,010,000	1,976,555 (a)
CSN Resources SA, Senior Notes	8.875%	12/5/30	2,045,000	2,038,256 (a)
ERO Copper Corp., Senior Notes	6.500%	2/15/30	2,095,000	2,031,688 (a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	5,425,000	5,419,450 (a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	2,640,000	2,720,902 (a)
Mineral Resources Ltd., Senior Notes	8.125%	5/1/27	690,000	693,483 (a)
Mineral Resources Ltd., Senior Notes	9.250%	10/1/28	3,450,000	3,623,950 (a)
Taseko Mines Ltd., Senior Secured Notes	8.250%	5/1/30	2,550,000	2,606,086 (a)
Usiminas International Sarl, Senior Notes	5.875%	7/18/26	841,000	837,417 (a)
Vale Overseas Ltd., Senior Notes	6.400%	6/28/54	1,680,000	1,653,414
Total Metals & Mining				23,601,201

Total Materials				31,401,117
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.4%
Diversified REITs — 0.2%
Trust Fibra Uno, Senior Notes	4.869%	1/15/30	1,030,000	$933,935 (c)
Real Estate Management & Development — 0.2%
Fideicomiso Irrevocable de Administracion y Fuente de Pago Numero CIB/4323, Senior Secured Notes (11.000% PIK)	11.000%	9/12/30	1,010,000	1,052,925 (a)(b)

Total Real Estate				1,986,860
Utilities — 1.3%
Electric Utilities — 0.7%
AES Panama Generation Holdings SRL, Senior Secured Notes	4.375%	5/31/30	810,683	709,972 (a)
YPF Energia Electrica SA, Senior Notes	7.875%	10/16/32	3,020,000	2,989,739 (a)
Total Electric Utilities				3,699,711
Independent Power and Renewable Electricity Producers — 0.6%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, Senior Secured Notes	7.250%	1/31/41	715,000	701,201 (a)
Vistra Corp., Junior Subordinated Notes (7.000% to 12/15/26 then 5 year Treasury Constant Maturity Rate + 5.740%)	7.000%	12/15/26	1,310,000	1,318,931 (a)(d)(e)
Vistra Corp., Junior Subordinated Notes (8.000% to 10/15/26 then 5 year Treasury Constant Maturity Rate + 6.930%)	8.000%	10/15/26	1,095,000	1,121,212 (a)(d)(e)
Total Independent Power and Renewable Electricity Producers				3,141,344

Total Utilities				6,841,055
Total Corporate Bonds & Notes (Cost — $296,848,652)				300,576,286
Sovereign Bonds — 13.5%
Argentina — 1.1%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	7,171,200	5,544,772
Brazil — 1.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	65,900,000 BRL	9,682,960
Colombia — 0.2%
Colombian TES, Bonds	7.000%	3/26/31	6,320,000,000 COP	1,178,077
El Salvador — 0.2%
El Salvador Government International Bond, Senior Notes	9.250%	4/17/30	680,000	721,650 (a)
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

El Salvador — continued
El Salvador Government International Bond, Senior Notes	7.125%	1/20/50	325,000	$274,706 (a)
Total El Salvador				996,356
Mexico — 5.6%
Mexican Bonos, Bonds	8.500%	3/1/29	192,500,000 MXN	8,742,312
Mexican Bonos, Bonds	7.500%	5/26/33	348,700,000 MXN	14,146,005
Mexican Bonos, Bonds	8.000%	7/31/53	167,900,000 MXN	6,113,321
Total Mexico				29,001,638
Panama — 2.1%
Panama Government International Bond, Senior Notes	3.870%	7/23/60	10,090,000	5,301,703
Panama Government International Bond, Senior Notes	4.500%	1/19/63	9,255,000	5,448,813
Total Panama				10,750,516
United Kingdom — 2.5%
United Kingdom Gilt, Senior Notes	3.750%	10/22/53	13,220,000 GBP	13,131,443 (c)

Total Sovereign Bonds (Cost — $80,040,221)				70,285,762
Collateralized Mortgage Obligations(f) — 12.8%
Bellemeade Re Ltd., 2023-1 M1B (30 Day Average SOFR + 4.250%)	8.819%	10/25/33	1,680,000	1,757,196 (a)(e)
Bellemeade Re Ltd., 2024-1 M1C (30 Day Average SOFR + 3.950%)	8.519%	8/25/34	2,120,000	2,161,126 (a)(e)
Bellemeade Re Ltd., 2024-1 M2 (30 Day Average SOFR + 4.600%)	9.169%	8/25/34	1,190,000	1,217,848 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2020-HQA5 B1 (30 Day Average SOFR + 4.000%)	8.569%	11/25/50	4,630,000	5,232,228 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	7.619%	1/25/34	1,935,000	2,078,861 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M2 (30 Day Average SOFR + 3.750%)	8.319%	2/25/42	890,000	934,428 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	7.469%	4/25/42	1,800,000	1,865,888 (a)(e)
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M2 (30 Day Average SOFR + 4.350%)	8.919%	4/25/42	1,950,000	$2,080,103 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M1B (30 Day Average SOFR + 3.350%)	7.919%	5/25/42	1,500,000	1,570,729 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M2 (30 Day Average SOFR + 5.250%)	9.819%	5/25/42	4,750,000	5,162,053 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.234%	6/25/42	2,740,000	2,941,222 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA5 M2 (30 Day Average SOFR + 6.750%)	11.484%	6/25/42	5,230,000	5,883,753 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	10.319%	9/25/42	3,650,000	4,057,861 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA7 M1B (30 Day Average SOFR + 5.000%)	9.569%	3/25/52	1,890,000	2,071,116 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-HQA2 M2 (30 Day Average SOFR + 6.000%)	10.569%	7/25/42	990,000	1,093,741 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-HQA3 M2 (30 Day Average SOFR + 3.350%)	7.919%	11/25/43	2,560,000	2,733,731 (a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Trust, 2018-HQA2 M2B (30 Day Average SOFR + 2.414%)	6.983%	10/25/48	4,700,000	4,830,411 (a)(e)
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Federal National Mortgage Association (FNMA) — CAS, 2017-C02 2M2C (30 Day Average SOFR + 3.764%)	8.333%	9/25/29	845,000	$878,104 (e)
Federal National Mortgage Association (FNMA) — CAS, 2017-C06 2M2 (30 Day Average SOFR + 2.914%)	7.483%	2/25/30	465,256	481,873 (e)
Federal National Mortgage Association (FNMA) — CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	7.933%	1/25/40	1,450,000	1,503,054 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2020-SBT1 1M2 (30 Day Average SOFR + 3.764%)	8.333%	2/25/40	2,920,000	3,069,920 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2021-R02 2B1 (30 Day Average SOFR + 3.300%)	7.869%	11/25/41	2,260,000	2,336,015 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2022-R02 2B1 (30 Day Average SOFR + 4.500%)	9.069%	1/25/42	870,000	919,680 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R02 1B1 (30 Day Average SOFR + 5.550%)	10.119%	1/25/43	1,640,000	1,802,570 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R04 1B1 (30 Day Average SOFR + 5.350%)	9.910%	5/25/43	2,200,000	2,422,804 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R07 2B1 (30 Day Average SOFR + 4.500%)	9.060%	9/25/43	2,710,000	2,914,520 (a)(e)
Federal National Mortgage Association (FNMA) — CAS, 2023-R07 2M2 (30 Day Average SOFR + 3.250%)	7.810%	9/25/43	2,310,000	2,435,326 (a)(e)

Total Collateralized Mortgage Obligations (Cost — $65,666,635)				66,436,161
Asset-Backed Securities — 4.4%
Allegro CLO Ltd., 2022-1A D (3 mo. Term SOFR + 3.650%)	8.267%	7/20/35	2,550,000	2,555,405 (a)(e)
Bain Capital Credit CLO Ltd., 2023-3A D (3 mo. Term SOFR + 5.250%)	9.885%	7/24/36	2,880,000	2,961,661 (a)(e)
BlueMountain CLO Ltd., 2021-28A D (3 mo. Term SOFR + 3.162%)	7.818%	4/15/34	1,160,000	1,148,004 (a)(e)
Neuberger Berman CLO Ltd., 2016-21A D1R3 (3 mo. Term SOFR + 2.900%)	7.372%	1/20/39	3,600,000	3,649,203 (a)(e)
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
OHA Credit Funding Ltd., 2018-1A D1R (3 mo. Term SOFR + 3.600%)	8.217%	4/20/37	2,560,000	$2,600,984 (a)(e)
Subway Funding LLC, 2024-1A A2II	6.268%	7/30/54	5,940,000	6,053,842 (a)
Subway Funding LLC, 2024-3A A23	5.914%	7/30/54	3,930,000	3,852,241 (a)

Total Asset-Backed Securities (Cost — $23,024,618)				22,821,340
Senior Loans — 2.4%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.3%
Numericable U.S. LLC, USD Term Loan B14 (3 mo. Term SOFR + 5.500%)	10.156%	8/15/28	1,965,013	1,583,309 (e)(g)(h)

Energy — 0.8%
Oil, Gas & Consumable Fuels — 0.8%
New Fortress Energy Inc., Initial Term Loan (3 mo. Term SOFR + 5.000%)	9.585%	10/30/28	3,960,000	3,800,373 (e)(g)(h)

Financials — 0.2%
Financial Services — 0.2%
FNZ Group Entities Ltd., Initial USD Term Loan (3 mo. Term SOFR + 5.000%)	9.554%	11/5/31	1,160,000	1,134,265 (e)(g)(h)

Health Care — 0.2%
Health Care Providers & Services — 0.2%
Star Parent Inc., Term Loan B (3 mo. Term SOFR + 4.000%)	8.329%	9/27/30	1,141,375	1,116,978 (e)(g)(h)

Industrials — 0.6%
Passenger Airlines — 0.6%
As Mileage Plan Ip Ltd., Initial Term Loan (3 mo. Term SOFR + 2.000%)	6.656%	10/1/31	975,000	981,094 (e)(g)(h)
WestJet Loyalty LP, Initial Term Loan (3 mo. Term SOFR + 3.250%)	7.579%	2/14/31	2,282,750	2,294,985 (e)(g)(h)

Total Industrials				3,276,079
Information Technology — 0.3%
IT Services — 0.3%
Sabre GLBL Inc., 2022 Term Loan B2 (1 mo. Term SOFR + 5.100%)	9.457%	6/30/28	1,426,476	1,397,055 (e)(g)(h)

Total Senior Loans (Cost — $12,083,902)				12,308,059
Convertible Bonds & Notes — 0.8%
Communication Services — 0.3%
Diversified Telecommunication Services — 0.3%
EchoStar Corp., Senior Secured Notes (3.875% Cash or 3.875% PIK)	3.875%	11/30/30	1,582,364	1,668,262 (b)
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Flexible Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Financials — 0.5%
Financial Services — 0.5%
Global Payments Inc., Senior Notes	1.500%	3/1/31	2,360,000	$2,322,240 (a)

Total Convertible Bonds & Notes (Cost — $3,992,811)				3,990,502
			Shares
Common Stocks — 0.1%
Utilities — 0.1%
Electric Utilities — 0.1%
New Fortress Energy Inc. (Cost — $0)			36,089	523,741 *(i)(j)(k)
Total Investments before Short-Term Investments (Cost — $481,656,839)				476,941,851
	Rate
Short-Term Investments — 6.4%
Money Market Funds — 3.4%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $17,746,815)	4.377%		17,746,815	17,746,815 (l)(m)
		Maturity Date	Face Amount†
Sovereign Bonds — 3.0%
Egypt Treasury Bills	26.127%	2/11/25	86,000,000 EGP	1,647,118 (n)
Egypt Treasury Bills	28.688%	3/11/25	563,300,000 EGP	10,558,063 (n)
Egypt Treasury Bills	29.240%	4/29/25	170,450,000 EGP	3,084,412 (n)

Total Sovereign Bonds (Cost — $15,843,860)				15,289,593

Total Short-Term Investments (Cost — $33,590,675)				33,036,408
Total Investments — 98.3% (Cost — $515,247,514)				509,978,259
Other Assets in Excess of Liabilities — 1.7%				9,023,368
Total Net Assets — 100.0%				$519,001,627

See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
†	Face amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Security has no maturity date. The date shown represents the next call date.
(e)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(i)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(j)	Security is valued using significant unobservable inputs (Note 1).
(k)	Restricted security (Note 9).
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2024, the total market value of investments in Affiliated
Companies was $17,746,815 and the cost was $17,746,815 (Note 8).

(n)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
COP	—	Colombian Peso
EGP	—	Egyptian Pound
GBP	—	British Pound
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Flexible Bond Fund
At December 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Ultra 10-Year Notes	616	3/25	$70,305,737	$68,568,500	$(1,737,237)
United Kingdom Long Gilt Bonds	185	3/25	21,873,349	21,402,295	(471,054)
Net unrealized depreciation on open futures contracts					$(2,208,291)
At December 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	30,930,000	USD	5,420,515	HSBC Securities Inc.	1/22/25	$(434,605)
USD	5,593,284	BRL	34,510,000	HSBC Securities Inc.	1/22/25	30,278
USD	8,634,344	BRL	53,640,000	HSBC Securities Inc.	1/22/25	(12,413)
MXN	84,700,000	USD	4,124,766	Citibank N.A.	1/29/25	(83,751)
USD	4,191,783	MXN	84,700,000	Citibank N.A.	1/29/25	150,768
USD	14,582,625	MXN	300,300,000	Citibank N.A.	1/29/25	255,392
USD	9,264,307	AUD	14,700,000	HSBC Securities Inc.	3/6/25	164,968
AUD	39,730,000	USD	25,695,576	Morgan Stanley & Co. Inc.	3/6/25	(1,102,600)
USD	13,551,018	GBP	10,610,000	HSBC Securities Inc.	3/12/25	275,545
GBP	780,000	USD	982,538	JPMorgan Chase & Co.	3/12/25	(6,585)
Net unrealized depreciation on open forward foreign currency contracts						$(763,003)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
At December 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount2*	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.34 Index	14,685,000	6/20/25	1.000% quarterly	$61,924	$14,609	$47,315
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1] (cont’d)
Reference Entity	Notional Amount2*	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit iTraxx Europe Index	5,150,000EUR	6/20/25	1.000% quarterly	$22,993	$19,474	$3,519
Total				$84,917	$34,083	$50,834

OTC CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at December 31, 2024[4]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Barclays Bank PLC (Panama Government International Bond, 8.875%, due 9/30/27)	$2,940,000	12/20/28	1.718%	1.000% quarterly	$(75,541)	$(62,973)	$(12,568)
JPMorgan Chase & Co. (Panama Government International Bond, 8.875%, due 9/30/27)	2,880,000	12/20/28	1.718%	1.000% quarterly	(74,000)	(62,911)	(11,089)
Total	$5,820,000				$(149,541)	$(125,884)	$(23,657)

See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

 BrandywineGLOBAL — Flexible Bond Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

†	Percentage shown is an annual percentage rate.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this table:
EUR	—	Euro

See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 BrandywineGLOBAL — Flexible Bond Fund
Summary of Investments by Country# (unaudited)
United States	48.0%
Mexico	10.3
Brazil	6.0
Canada	5.6
Argentina	3.2
Israel	3.1
United Kingdom	3.0
Panama	2.2
Cayman Islands	2.0
Colombia	1.6
Zambia	1.6
France	1.4
Bermuda	1.0
Switzerland	0.9
Australia	0.8
Macau	0.8
Jersey	0.6
Czech Republic	0.3
Hong Kong	0.3
Chile	0.3
Dominican Republic	0.2
El Salvador	0.2
Ghana	0.1
Short-Term Investments	6.5
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of December 31, 2024, and are subject to change.
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $497,500,699)	$492,231,444
Investments in affiliated securities, at value (Cost — $17,746,815)	17,746,815
Foreign currency, at value (Cost — $86)	86
Cash	73,101
Interest receivable	7,444,258
Deposits with brokers for open futures contracts	3,122,980
Unrealized appreciation on forward foreign currency contracts	876,951
Deposits with brokers for OTC derivatives	630,000
Receivable for Fund shares sold	524,189
Deposits with brokers for centrally cleared swap contracts	136,902
Receivable from brokers — net variation margin on centrally cleared swap contracts	41,745
Dividends receivable from affiliated investments	36,891
Receivable for open OTC swap contracts	1,940
Other receivables	42
Prepaid expenses	24,174
Total Assets	522,891,518
Liabilities:
Unrealized depreciation on forward foreign currency contracts	1,639,954
Payable for Fund shares repurchased	1,003,628
Foreign currency collateral due to brokers for open futures contracts, at value (Cost — $532,773)	531,027
Investment management fee payable	243,859
OTC swaps, at value (premiums received — $125,884)	149,541
Payable to brokers — net variation margin on open futures contracts	93,783
Service and/or distribution fees payable	17,520
Trustees’ fees payable	3,424
Accrued expenses	207,155
Total Liabilities	3,889,891
Total Net Assets	$519,001,627
Net Assets:
Par value (Note 7)	$563
Paid-in capital in excess of par value	577,722,997
Total distributable earnings (loss)	(58,721,933)
Total Net Assets	$519,001,627
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Statement of Assets and Liabilities (cont’d)
December 31, 2024
Net Assets:
Class A	$62,657,784
Class C	$4,557,745
Class I	$313,953,710
Class IS	$137,832,388
Shares Outstanding:
Class A	6,805,484
Class C	498,937
Class I	34,053,712
Class IS	14,930,960
Net Asset Value:
Class A (and redemption price)	$9.21
Class C*	$9.13
Class I (and redemption price)	$9.22
Class IS (and redemption price)	$9.23
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.57

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$39,783,849
Dividends from affiliated investments	1,113,199
Less: Foreign taxes withheld	(26,926)
Total Investment Income	40,870,122
Expenses:
Investment management fee (Note 2)	2,762,864
Transfer agent fees (Notes 2 and 5)	363,324
Service and/or distribution fees (Notes 2 and 5)	190,087
Registration fees	106,471
Fund accounting fees	86,631
Custody fees	66,226
Audit and tax fees	50,198
Fees recaptured by investment manager (Note 2)	45,534
Legal fees	43,113
Shareholder reports	36,410
Trustees’ fees	24,954
Commitment fees (Note 10)	4,284
Insurance	3,341
Miscellaneous expenses	15,729
Total Expenses	3,799,166
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(19,927)
Net Expenses	3,779,239
Net Investment Income	37,090,883
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	793,757 †
Futures contracts	(168,452)
Swap contracts	225,276
Forward foreign currency contracts	(501,688)
Foreign currency transactions	(241,856)
Net Realized Gain	107,037
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(13,917,000)
Futures contracts	(6,693,081)
Swap contracts	(121,213)
Forward foreign currency contracts	(1,938,967)
Foreign currencies	(198,850)
Change in Net Unrealized Appreciation (Depreciation)	(22,869,111)
Net Loss on Investments, Futures Contracts, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(22,762,074)
Increase in Net Assets From Operations	$14,328,809

†	Net of foreign capital gains tax of $115,004.
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$37,090,883	$21,985,915
Net realized gain (loss)	107,037	(23,312,741)
Change in net unrealized appreciation (depreciation)	(22,869,111)	31,663,700
Increase in Net Assets From Operations	14,328,809	30,336,874
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(44,407,575)	(21,900,060)
Decrease in Net Assets From Distributions to Shareholders	(44,407,575)	(21,900,060)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	300,689,122	394,294,251
Reinvestment of distributions	43,450,306	21,617,765
Cost of shares repurchased	(218,834,927)	(224,373,612)
Increase in Net Assets From Fund Share Transactions	125,304,501	191,538,404
Increase in Net Assets	95,225,735	199,975,218
Net Assets:
Beginning of year	423,775,892	223,800,674
End of year	$519,001,627	$423,775,892
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.75	$9.41	$10.89	$11.09	$10.01
Income (loss) from operations:
Net investment income	0.70	0.53	0.28	0.27	0.29
Net realized and unrealized gain (loss)	(0.43)	0.31	(1.48)	(0.18)	1.18
Total income (loss) from operations	0.27	0.84	(1.20)	0.09	1.47
Less distributions from:
Net investment income	(0.81)	(0.50)	(0.24)	(0.27)	(0.30)
Net realized gains	—	—	—	(0.02)	(0.09)
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.81)	(0.50)	(0.28)	(0.29)	(0.39)
Net asset value, end of year	$9.21	$9.75	$9.41	$10.89	$11.09
Total return[2]	2.75%	9.33%	(11.15)%	0.79%	14.84%
Net assets, end of year (000s)	$62,658	$45,310	$23,467	$20,721	$18,028
Ratios to average net assets:
Gross expenses	0.95%	0.98%	1.10%	1.07%	1.97%
Net expenses[3,4]	0.95	0.97	1.04	0.95	0.96
Net investment income	7.20	5.55	2.81	2.41	2.73
Portfolio turnover rate	82%	138%	122%	55%	104%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2024	2023	2022	2021[2]
Net asset value, beginning of year	$9.68	$9.35	$10.88	$11.03
Income (loss) from operations:
Net investment income	0.62	0.46	0.28	0.03
Net realized and unrealized gain (loss)	(0.44)	0.32	(1.56)	(0.10)
Total income (loss) from operations	0.18	0.78	(1.28)	(0.07)
Less distributions from:
Net investment income	(0.73)	(0.45)	(0.18)	(0.06)
Net realized gains	—	—	—	(0.02)
Return of capital	—	—	(0.07)	—
Total distributions	(0.73)	(0.45)	(0.25)	(0.08)
Net asset value, end of year	$9.13	$9.68	$9.35	$10.88
Total return[3]	1.89%	8.54%	(11.79)%	(0.68)%
Net assets, end of year (000s)	$4,558	$4,483	$1,280	$43
Ratios to average net assets:
Gross expenses	1.69%	1.70%	1.86%[4]	2.05%[5]
Net expenses[6,7]	1.69	1.70	1.80 [4]	1.85 [5]
Net investment income	6.44	4.92	2.91	1.07 [5]
Portfolio turnover rate	82%	138%	122%	55%[8]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period September 30, 2021 (inception date) to December 31, 2021.
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	For the year ended December 31, 2021.
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.76	$9.41	$10.90	$11.10	$10.01
Income (loss) from operations:
Net investment income	0.71	0.55	0.31	0.28	0.36
Net realized and unrealized gain (loss)	(0.43)	0.32	(1.49)	(0.16)	1.13
Total income (loss) from operations	0.28	0.87	(1.18)	0.12	1.49
Less distributions from:
Net investment income	(0.82)	(0.52)	(0.26)	(0.30)	(0.31)
Net realized gains	—	—	—	(0.02)	(0.09)
Return of capital	—	—	(0.05)	—	—
Total distributions	(0.82)	(0.52)	(0.31)	(0.32)	(0.40)
Net asset value, end of year	$9.22	$9.76	$9.41	$10.90	$11.10
Total return[2]	2.94%	9.54%	(10.86)%	1.05%	15.00%
Net assets, end of year (000s)	$313,954	$282,910	$150,839	$115,293	$22,371
Ratios to average net assets:
Gross expenses	0.75%[3]	0.75%	0.85%	0.82%	1.69%
Net expenses[4,5]	0.75 [3]	0.75	0.75	0.70	0.68
Net investment income	7.38	5.76	3.16	2.55	3.30
Portfolio turnover rate	82%	138%	122%	55%	104%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$9.78	$9.42	$10.91	$11.11	$10.02
Income (loss) from operations:
Net investment income	0.73	0.56	0.30	0.29	0.32
Net realized and unrealized gain (loss)	(0.44)	0.33	(1.47)	(0.17)	1.18
Total income (loss) from operations	0.29	0.89	(1.17)	0.12	1.50
Less distributions from:
Net investment income	(0.84)	(0.53)	(0.28)	(0.30)	(0.32)
Net realized gains	—	—	—	(0.02)	(0.09)
Return of capital	—	—	(0.04)	—	—
Total distributions	(0.84)	(0.53)	(0.32)	(0.32)	(0.41)
Net asset value, end of year	$9.23	$9.78	$9.42	$10.91	$11.11
Total return[2]	2.94%	9.74%	(10.77)%	1.09%	15.12%
Net assets, end of year (000s)	$137,832	$91,073	$48,214	$106,752	$27,676
Ratios to average net assets:
Gross expenses	0.64%[3]	0.65%	0.71%	0.77%	1.66%
Net expenses[4,5]	0.64 [3]	0.65	0.65	0.65	0.65
Net investment income	7.52	5.80	2.96	2.65	2.99
Portfolio turnover rate	82%	138%	122%	55%	104%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.
[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
BrandywineGLOBAL — Flexible Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$300,576,286	—	$300,576,286
Sovereign Bonds	—	70,285,762	—	70,285,762
Collateralized Mortgage Obligations	—	66,436,161	—	66,436,161
Asset-Backed Securities	—	22,821,340	—	22,821,340
Senior Loans	—	12,308,059	—	12,308,059
Convertible Bonds & Notes	—	3,990,502	—	3,990,502
Common Stocks	—	—	$523,741	523,741
Total Long-Term Investments	—	476,418,110	523,741	476,941,851
Short-Term Investments†:
Money Market Funds	$17,746,815	—	—	17,746,815
Sovereign Bonds	—	15,289,593	—	15,289,593
Total Short-Term Investments	17,746,815	15,289,593	—	33,036,408
Total Investments	$17,746,815	$491,707,703	$523,741	$509,978,259
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$876,951	—	$876,951
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	50,834	—	50,834
Total Other Financial Instruments	—	$927,785	—	$927,785
Total	$17,746,815	$492,635,488	$523,741	$510,906,044
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$2,208,291	—	—	$2,208,291
Forward Foreign Currency Contracts††	—	$1,639,954	—	1,639,954
OTC Credit Default Swaps on Sovereign Issues — Sell Protection‡	—	149,541	—	149,541
Total	$2,208,291	$1,789,495	—	$3,997,786

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.
The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2024, the total notional
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
value of all credit default swaps to sell protection was EUR 5,150,000 and $20,505,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2024, see Note 4.
Credit default swaps
The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
(e) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Fund held forward foreign currency contracts and OTC credit default swaps with credit related contingent features which had a liability position of $1,789,495. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of December 31, 2024, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $630,000 which could be used to reduce the required payment.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(m) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(n) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
(o) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(100,226)	$100,226
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”)  is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s subadviser. FTFA and Brandywine Global are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.55% of the Fund’s average daily net assets. FTFA has delegated to Brandywine Global the day-to-day portfolio management of the Fund. For its services, FTFA pays Brandywine Global a fee monthly, at an annual rate equal to 90% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend and interest expense on securities sold short, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.10%, 1.85%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $19,927, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class I	Class IS
Expires December 31, 2025	$15,712	$315	$102,013	$40,156
Expires December 31, 2026	—	—	6,545	—
Expires December 31, 2027	—	—	—	—
Total fee waivers/expense reimbursements subject to recapture	$15,712	$315	$108,558	$40,156
For the year ended December 31, 2024, fee waivers and/or expense reimbursements recaptured by FTFA were as follows:

	Class I	Class IS
FTFA recaptured	$41,194	$4,340
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $11,606 was earned by Investor Services.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended December 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$3,996	—
CDSCs	98	$827
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$416,385,111	$45,047,109
Sales	337,172,917	30,791,769
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$515,272,603	$9,687,318	$(14,981,662)	$(5,294,344)
Futures contracts	—	—	(2,208,291)	(2,208,291)
Forward foreign currency contracts	—	876,951	(1,639,954)	(763,003)
Swap contracts	(91,801)	50,834	(23,657)	27,177
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
	Foreign Exchange Risk	Credit Risk	Total
Forward foreign currency contracts	$876,951	—	$876,951
Centrally cleared swap contracts[2]	—	$50,834	50,834
Total	$876,951	$50,834	$927,785

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts[3]	$2,208,291	—	—	$2,208,291
Forward foreign currency contracts	—	$1,639,954	—	1,639,954
OTC swap contracts[4]	—	—	$149,541	149,541
Total	$2,208,291	$1,639,954	$149,541	$3,997,786

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(168,452)	—	—	$(168,452)
Swap contracts	—	—	$225,276	225,276
Forward foreign currency contracts	—	$(501,688)	—	(501,688)
Total	$(168,452)	$(501,688)	$225,276	$(444,864)

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Futures contracts	$(6,693,081)	—	—	$(6,693,081)
Swap contracts	—	—	$(121,213)	(121,213)
Forward foreign currency contracts	—	$(1,938,967)	—	(1,938,967)
Total	$(6,693,081)	$(1,938,967)	$(121,213)	$(8,753,261)
During the year ended December 31, 2024, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$69,017,070
Forward foreign currency contracts (to buy)	51,093,329
Forward foreign currency contracts (to sell)	73,907,504
Average Notional Balance
Credit default swap contracts (sell protection)	$25,022,640
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Barclays Bank PLC	—	$(75,541)	$(75,541)	—	$(75,541)
Citibank N.A.	$406,160	(83,751)	322,409	—	322,409
HSBC Securities Inc.	470,791	(447,018)	23,773	$447,018	470,791
JPMorgan Chase & Co.	—	(80,585)	(80,585)	70,000	(10,585)
Morgan Stanley & Co. Inc.	—	(1,102,600)	(1,102,600)	—	(1,102,600)
Total	$876,951	$(1,789,495)	$(912,544)	$517,018	$(395,526)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$139,378	$35,370
Class C	50,709	2,830
Class I	—	323,289
Class IS	—	1,835
Total	$190,087	$363,324
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$2,194
Class C	200
Class I	12,690
Class IS	4,843
Total	$19,927
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class A	$4,935,923	$2,074,445
Class C	385,378	158,486
Class I	27,509,263	13,464,813
Class IS	11,577,011	6,202,316
Total	$44,407,575	$21,900,060
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,063,164	$29,624,855	3,196,857	$30,553,833
Shares issued on reinvestment	516,366	4,882,737	214,484	2,035,729
Shares repurchased	(1,420,495)	(13,705,057)	(1,260,070)	(11,831,520)
Net increase	2,159,035	$20,802,535	2,151,271	$20,758,042
Class C
Shares sold	222,000	$2,130,056	524,871	$4,972,114
Shares issued on reinvestment	40,882	384,169	16,767	157,845
Shares repurchased	(227,085)	(2,160,433)	(215,370)	(2,007,349)
Net increase	35,797	$353,792	326,268	$3,122,610
Class I
Shares sold	16,417,864	$159,039,279	22,612,011	$216,101,285
Shares issued on reinvestment	2,806,491	26,615,563	1,391,828	13,226,587
Shares repurchased	(14,149,339)	(137,025,647)	(11,050,871)	(104,782,191)
Net increase	5,075,016	$48,629,195	12,952,968	$124,545,681
Class IS
Shares sold	11,242,934	$109,894,932	14,719,978	$142,667,019
Shares issued on reinvestment	1,218,731	11,567,837	648,772	6,197,604
Shares repurchased	(6,847,472)	(65,943,790)	(11,169,464)	(105,752,552)
Net increase	5,614,193	$55,518,979	4,199,286	$43,112,071
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,658,328	$383,181,446	383,181,446	$378,092,959	378,092,959
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Notes to Financial Statements (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,113,199	—	$17,746,815
9. Restricted securities
The following Fund investment is restricted as to resale and, in the absence of readily ascertainable market values, is valued in good faith in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 12/31/2024	Value Per Share	Percent of Net Assets
New Fortress Energy Inc., Common Shares	36,089	12/24	$0	$523,741	$14.51	0.10%
			$0	$523,741		0.10%
10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2024.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$44,407,575	$21,900,060

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(53,211,290)
Other book/tax temporary differences(a)	2,808,855
Unrealized appreciation (depreciation)(b)	(8,319,498)
Total distributable earnings (loss) — net	$(58,721,933)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the tax deferral of losses on straddles and book/tax differences in the timing of the deductibility of various expenses.
(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
12. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Fund’s portfolio holdings provide details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.
BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of BrandywineGLOBAL — Flexible Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BrandywineGLOBAL — Flexible Bond Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent bank, brokers and portfolio company investees; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 19, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

BrandywineGLOBAL — Flexible Bond Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$15,198,172
Section 163(j) Interest Earned	§163(j)	$39,248,180
BrandywineGLOBAL — Flexible Bond Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.

BrandywineGLOBAL — Flexible Bond Fund

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BrandywineGLOBAL —
Flexible Bond Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Brandywine Global Investment Management, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
BrandywineGLOBAL — Flexible Bond Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
BrandywineGLOBAL — Flexible Bond Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of BrandywineGLOBAL — Flexible Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

91462-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 24, 2025